Machinery, Equipment and Improvements on Leased Assets - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Jun. 20, 2024	Dec. 31, 2023	Sep. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 4,819,108		$ 4,552,283		$ 3,928,258	$ 3,094,220
Inmuebles Especializados Matrix, S.A. de C.V. (IEM) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ownership percentage				100.00%
Guadalajara World Trade Center, S.A. de C.V. GWTC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ownership percentage		51.50%
Machinery Equipment And Improvements On Leased Assets [Member] | Inmuebles Especializados Matrix, S.A. de C.V. (IEM) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment				$ 326,801
Machinery Equipment And Improvements On Leased Assets [Member] | Guadalajara World Trade Center, S.A. de C.V. GWTC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		$ 34,415